Intangible assets and liabilities (Details Narrative)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization method	straight line
Remaining favorable lease terms	5 years 6 months
Amortization method	straight line
Remaining unfavorable lease terms	3 years